Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30, 2020	December 31, 2019
	(Unaudited)
Cash and cash equivalent	$9,486,757	$12,241,339
Restricted cash-current	1,000,000	2,064,130
Restricted cash-non current	2,250,000	1,766,700
Total Cash and cash equivalent and Restricted cash	$12,736,757	$16,072,169